EXHIBIT 99.7

Client Name:	Flagstar Bank
Client Project Name:	FSMT 2018-1
Start - End Dates:	10/21/16 to 11/30/17
Deal Loan Count:	427

Conditions Report 2.0

Loans in Report:	427
Loans with Conditions:	248

94 - Total Active Conditions
94 - Non-Material Conditions
94 - Compliance Review Scope
1 - Category: Borrower's Interest
25 - Category: Federal Consumer Protection
4 - Category: RESPA
1 - Category: Right of Rescission
2 - Category: State Consumer Protection
61 - Category: TILA/RESPA Integrated Disclosure
363 - Total Satisfied Conditions

363 - Compliance Review Scope
1 - Category: Compliance Manual
1 - Category: Documentation
2 - Category: Finance Charge Tolerance
6 - Category: RESPA
5 - Category: Right of Rescission
1 - Category: State Consumer Protection
347 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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